Risks Arising from Financial Instruments - Summary of Floating Rate Debt after Hedging (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Economic Hedges [Member]
Disclosure of detailed information about hedging instruments [line items]
Borrowings rate basis	Applicable 3-month InterBank Offered Rates as of 31 December 2017 and as of 31 December 2016.	Applicable 3-month InterBank Offered Rates as of 31 December 2017 and as of 31 December 2016.